Litigation (Details) $ in Thousands, € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr	SFr 1,660
Increases in litigation accruals | SFr	1,541
Decreases in litigation accruals | SFr	(68)
Decreases for settlement and other cash payments | SFr	(1,630)
Foreign exchange translation | SFr	36
Balance at end of period | SFr	1,539
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,500
Litigation foreign exchange matters | Court of Ontario and court of Quebec
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party				$ 5,560
Mozambique matter | United States Department of Justice (DOJ)
Litigation disclosures
of which fines		$ 275.0
Mozambique matter | United States Department of Justice (DOJ) | Penalty, basic [Member]
Litigation disclosures
of which fines		175.5
Mozambique matter | United States Department of Justice (DOJ) | Penalty, disgorgement [Member]
Litigation disclosures
of which fines		65.0
Mozambique matter | United States Department of Justice (DOJ) | Penalty, pre-judgment interest [Member]
Litigation disclosures
of which fines		34.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		97.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		28.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party		$ 394.0
Percentage of RMBS issued by third party underwritten by CSS LLC	23.00%	23.00%	23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 92.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | MBIA Insurance Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Estimated damages		604.0
Litigation Settlement, Amount Awarded to Other Party		600.0
Value of RMBS issued by third party underwritten by CSS LLC		770.0
Original principal balance of loans demanded to be repurchased		$ 549.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | United States Department of Justice (DOJ)
Litigation disclosures
Litigation, Increase of Consumer Relief per Annum	5.00%	5.00%	5.00%	5.00%
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | New Jersey Attorney General (NJAG) | Superior Court of New Jersey, Chancery Diivision, Mercer County (SCNJ)
Litigation disclosures
RMBS issued and underwritten by entity, number	13	13	13	13
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 121.0			$ 287.0
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas supreme court | Minimum
Litigation disclosures
Estimated damages		212.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		500.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		730.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		374.0			$ 341.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		436.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		420.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		495.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		206.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5, 2006-6 and 2006-7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		936.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3, 2006-4 and 2006-5 | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 500.0
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs	200	200	200	200
Credit Suisse AG | Customer acount matters, against former relationship manager | Credit Suisse AG | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages		$ 130.0
Credit Suisse Group AG, Credit Suisse AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - foreign exchange trading business | European Commission
Litigation disclosures
of which fines | €			€ 83.3
Credit Suisse Group AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - SSA bonds trading business | European Commission
Litigation disclosures
of which fines | €			€ 11.9
CSSEL, CSI, Credit Suisse AG, London Branch | Mozambique matter | UK Financial Services Authority
Litigation disclosures
Debt Relief		200.0
of which fines		$ 200.0